Total Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Income (Details) [Line Items]
Total income	$ 34,673,431	$ 27,633,962	$ 125,570,441	$ 114,816,635
Total income do not fall under the Asc topic 310	10,441,020	$ 105,273	11,959,044	206,860
Deferred income	3,479,795		4,068,332	5,240,919
Outstanding performance obligation, amount	$ 1,636,673		$ 1,516,228	$ 0
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Merchant [Member]
Total Income (Details) [Line Items]
Concentration risk, percentage			14.00%